CONSOLIDATED BALANCE SHEETS - USD ($)	Jan. 31, 2022	Oct. 31, 2021	Oct. 30, 2021	Oct. 30, 2020
ASSETS
Cash and cash equivalents	$ 632,919	$ 797,808	$ 797,808	$ 816,798
Property and equipment, net of accumulated depreciation of, respectively net of depreciation of $91,794 and $82,919	9,451	10,414	10,414	12,165
Current assets:
Accounts receivable	314,833	253,359	253,359	194,263
Receivables - related parties			6,362	6,264
Prepaid	15,365	19,770	19,770	17,916
Total current assets	968,952	1,077,299	1,077,299	1,035,241
Right of use lease asset	10,372	16,234	16,234	40,883
Total assets	988,775	1,103,947	1,103,947	1,088,289
Current liabilities:
Accounts payable and accrued expense	113,489	159,840	159,840	156,668
Receivable related parties	5,835	6,362
Accrued liability - related parties	195,869	221,924	221,924	222,603
Deferred income			204,961	168,728
Current portion of operating lease liability	10,372	16,234	16,234	20,980
Total current liabilities	536,202	602,959	602,959	568,980
Long Term Liability
Loan payable	44,287	48,421	48,421	30,032
Operating lease liability- net of current portion	0	0	0	19,903
Total liabilities	580,489	651,380	651,380	618,913
Commitment and Contingencies	0	0	0	0
Stockholders' equity:
Deferred revenue	216,472	204,961
Preferred stock; $0.001 par value, 5,000,000 shares authorized, 5,000 shares issued and outstanding			5	5
Common stock, $0.001 par value, 70,000,000 authorized, 51,576,122 issued and outstanding, respectively	5	5	51,577	51,577
Additional paid-in capital	6,839,643	6,790,306	6,790,306	6,595,380
Accumulated other comprehensive income (loss)	64,359	80,908	80,908	56,430
Accumulated deficit	(6,547,492)	(6,470,423)	(6,470,423)	(6,234,210)
Total stockholders' equity	408,286	452,567	452,567	469,376
Total liabilities and stockholders' equity	988,775	1,103,947	1,103,947	1,088,289
Common stock; $0.001 par value, 70,000,000 shares authorized, 51,576,122 shares issued and outstanding, respectively	51,577	51,577
Series B Preferred Stock [Member]
Stockholders' equity:
Preferred stock; $0.001 par value, 5,000,000 shares authorized, 5,000 shares issued and outstanding	$ 194	194
Series B convertible preferred stock [Member]
Stockholders' equity:
Preferred stock; $0.001 par value, 5,000,000 shares authorized, 5,000 shares issued and outstanding			$ 194	$ 194
Total stockholders' equity		$ 194